Balance Sheets - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash and equivalents			$ 15,892
Prepaid expenses		2,800	7,578
Total Current Assets		2,800	23,470
Property and equipment, net	2,437	3,731	788
TOTAL ASSETS	2,437	6,531	24,258
Current Liabilities
Bank overdraft	405	2,948
Accounts payable	366,564	1,139,431	910,272
Accrued expenses	896,614	530,150	200,891
Due to related parties	49,593	76,913	6,067
Note payable	900,000
Convertible notes payable, net of debt discount	376,302	201,879	402,131
Derivative liabilities	618,060	446,912	139,983
Total Current Liabilities	3,207,538	2,398,233	1,659,344
Long-term Liabilities
Convertible notes payable, net of debt discount			6,080
Derivative liabilities			77,775
Total Long-term Liabilities			83,855
Total Liabilities	3,207,538	2,398,233	1,743,199
Stockholders Deficit
Preferred stock, $.001 par value, 10,000,000 shares authorized, 6,000,000 shares issued and outstanding, respectively	6,000	6,000	6,000
Common stock, $0.001 par value, 4,000,000,000 shares authorized, 216,364,262 and 15,410,840 shares issued and outstanding,	1,307,401	216,364	15,411
Additional paid-in capital	5,670,271	6,589,374	5,694,628
Accumulated deficit	(10,188,773)	(9,203,440)	(7,434,980)
Total Stockholders Deficit	(3,205,101)	(2,391,702)	(1,718,941)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 2,437	$ 6,531	$ 24,258